Stock-Based Compensation - Schedule of Share Option Plan (Details) - Share Option Plan [Member] - $ / shares	6 Months Ended
Jun. 30, 2025
Schedule of Share Option Plan [Line Items]
Number of Options, Options outstanding beginning balance	10,569,170
Weighted-Average Exercise price, Options outstanding beginning balance	$ 1.07
Number of Options, Granted during the period	1,689,425
Weighted- Average Exercise price, Granted during the period	$ 2.31
Number of Options, Exercised during the period	(476,431)
Weighted- Average Exercise price, Exercised during the period	$ 0.81
Number of Options, Forfeited during the period	(16,563)
Weighted- Average Exercise price, Forfeited during the period	$ 2.1
Number of Options, Options outstanding ending balance	11,765,601
Weighted-Average Exercise price, Options outstanding ending balance	$ 1.26
Number of Options, Options exercisable	9,934,550
Weighted- Average Exercise price, Options exercisable	$ 1.04